SCHEDULE OF NUMBER OF OPTIONS AND WEIGHTED AVERAGE EXERCISE PRICES (Details) - $ / shares shares in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number of Options, Outstanding at beginning of year	14,991	21,943	21,943
Weighted Average Exercise Price, Outstanding at beginning of year	$ 1.09	$ 0.92	$ 0.92
Number of Options, Granted	40	75
Weighted Average Exercise Price, Granted	$ 4.73	$ 4.87
Number of Options, Forfeited/ Expired	(40)	(74)
Weighted Average Exercise Price, Forfeited/ Expired	$ 0.76	$ 1.43
Number of Options, Exercised	(3,610)	(6,282)
Weighted Average Exercise Price, Exercised	$ 0.57	$ 0.59
Number of Options, Outstanding at end of period	11,381	15,662	14,991
Weighted Average Exercise Price, Outstanding at end of period	$ 1.27	$ 1.06	$ 1.09
Number of Options, Exercisable at end of period	9,315	11,820
Weighted Average Exercise Price, Exercisable at end of period	$ 1.18	$ 0.91